UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2017

LEGG MASON BW

DYNAMIC

LARGE CAP

VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation by quantitatively investing in U.S. equities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason BW Dynamic Large Cap Value Fund for the six-month reporting period ended March 31, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

II	Legg Mason BW Dynamic Large Cap Value Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended March 31, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s initial reading for first quarter 2017 GDP growth — released after the reporting period ended — was 0.7%. The deceleration in growth reflected downturns in personal consumption expenditures, private inventory investment and state and local government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on March 31, 2017, the unemployment rate was 4.5%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In March 2017, 23.3% of Americans looking for a job had been out of work for more than six months, versus 25.2% when the period began.

Legg Mason BW Dynamic Large Cap Value Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.”

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a poor start, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. Stocks moved lower in October 2016 amid mixed corporate profit results and uncertainties surrounding the November 2016 U.S. elections. The market then rallied over the last five months of the period and reached several new all-time highs. This turnaround was prompted by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under Donald Trump’s administration. All told, for the six months ended March 31, 2017, the S&P 500 Indexiv gained 10.12%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest returns, as they gained 11.52% over the reporting period. In contrast, mid-cap stocks generated the weakest results with the Russell Midcap Indexvi returning 8.52%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, rose 10.09%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 9.94% and 10.45%, respectively, during the six months ended March 31, 2017.

Performance review

For the six months ended March 31, 2017, Class IS shares of Legg Mason BW Dynamic Large Cap Value Fund returned 7.70%. The Fund’s unmanaged benchmarks, the Russell 1000 Value Indexx and the S&P 500 Index, returned 10.16% and 10.12%, respectively, for the same period. The Lipper Large-Cap Value Funds Category Average1 returned 10.92% over the same time frame.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 482 funds in the Fund’s Lipper category, and excluding sales charges, if any.

IV	Legg Mason BW Dynamic Large Cap Value Fund

Performance Snapshot as of March 31, 2017 (unaudited)
(excluding sales charges)	6 months
Legg Mason BW Dynamic Large Cap Value Fund:
Class A	7.52%
Class C	7.06%
Class R	7.32%
Class I	7.72%
Class IS	7.70%
Russell 1000 Value Index	10.16%
S&P 500 Index	10.12%
Lipper Large-Cap Value Funds Category Average	10.92%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The Fund is the successor to a private fund (the “Predecessor”). On October 31, 2014, the Predecessor transferred its assets to the Fund in exchange for the Fund’s Class IS shares.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.44%, 2.22%, 1.89%, 1.19% and 1.10%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.10% for Class A shares, 1.85% for Class C shares, 1.35% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses of Class IS shares will not exceed the ratio of total annual fund operating expenses of Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen

Legg Mason BW Dynamic Large Cap Value Fund	V

Investment commentary (cont’d)

to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 28, 2017

RISKS: Equity securities are subject to market and price fluctuations. Large-capitalization value stocks may underperform the overall equity market for long periods. The manager’s selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The subadviser’s quantitative investment model may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another model or investment strategy. In addition, the investment model used by the subadviser to evaluate securities or securities markets are based on certain assumptions concerning the interplay of market factors. The markets or the prices of individual securities may be affected by factors not foreseen in developing the model. The value of the Fund’s investments held for cash management or defensive investing purposes may be affected by changing interest rates and changes in the underlying investments’ credit ratings. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason BW Dynamic Large Cap Value Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Legg Mason BW Dynamic Large Cap Value Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2017 and September 30, 2016. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2016 and held for the six months ended March 31, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.52%	$1,000.00	$1,075.20	1.04%	$5.38	Class A	5.00%	$1,000.00	$1,019.75	1.04%	$5.24
Class C	7.06	1,000.00	1,070.60	1.76	9.09	Class C	5.00	1,000.00	1,016.16	1.76	8.85
Class R	7.32	1,000.00	1,073.20	1.35	6.98	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	7.72	1,000.00	1,077.20	0.74	3.83	Class I	5.00	1,000.00	1,021.24	0.74	3.73
Class IS	7.70	1,000.00	1,077.00	0.65	3.37	Class IS	5.00	1,000.00	1,021.69	0.65	3.28

2	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

[1]	For the six months ended March 31, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2017

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Common Stocks — 98.8%
Consumer Discretionary — 16.3%
Auto Components — 1.0%
BorgWarner Inc.	2,558	$106,899
Goodyear Tire & Rubber Co.	980	35,280
Lear Corp.	2,081	294,628
Total Auto Components		436,807
Automobiles — 0.8%
Harley-Davidson Inc.	5,312	321,376
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	9,080	534,903
Darden Restaurants Inc.	60	5,020
Wendy’s Co.	2,310	31,439
Wyndham Worldwide Corp.	3,198	269,559
Total Hotels, Restaurants & Leisure		840,921
Household Durables — 0.5%
PulteGroup Inc.	1,920	45,216
Whirlpool Corp.	1,044	178,869
Total Household Durables		224,085
Media — 5.9%
CBS Corp., Class B Shares, Non Voting Shares	11,418	791,952
Discovery Communications Inc., Class A Shares	2,095	60,944	*
Omnicom Group Inc.	3,116	268,630
Time Warner Inc.	12,805	1,251,177
Twenty-First Century Fox Inc., Class A Shares	4,160	134,742
Total Media		2,507,445
Multiline Retail — 3.1%
Dollar General Corp.	3,599	250,958
Kohl’s Corp.	2,255	89,772
Nordstrom Inc.	4,157	193,592
Target Corp.	13,681	755,054
Total Multiline Retail		1,289,376
Specialty Retail — 1.7%
AutoNation Inc.	1,925	81,408	*
Bed Bath & Beyond Inc.	4,525	178,557
Best Buy Co. Inc.	5,840	287,036
Foot Locker Inc.	993	74,286
Penske Automotive Group Inc.	1,170	54,768
Signet Jewelers Ltd.	800	55,416
Total Specialty Retail		731,471

See Notes to Financial Statements.

4	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
Carter’s Inc.	571	$51,276
Hanesbrands Inc.	1,480	30,725
Michael Kors Holdings Ltd.	4,275	162,920	*
PVH Corp.	934	96,641
V.F. Corp.	3,513	193,109
Total Textiles, Apparel & Luxury Goods		534,671
Total Consumer Discretionary		6,886,152
Consumer Staples — 6.1%
Beverages — 0.5%
Brown-Forman Corp., Class B Shares	4,582	211,597
Food & Staples Retailing — 3.4%
Wal-Mart Stores Inc.	20,194	1,455,583
Food Products — 2.2%
Archer-Daniels-Midland Co.	7,252	333,882
Pilgrim’s Pride Corp.	5,873	132,172
Tyson Foods Inc., Class A Shares	7,382	455,543
Total Food Products		921,597
Total Consumer Staples		2,588,777
Energy — 3.1%
Oil, Gas & Consumable Fuels — 3.1%
Chevron Corp.	5,291	568,095
Exxon Mobil Corp.	9,323	764,579
Total Energy		1,332,674
Financials — 28.2%
Banks — 9.5%
Bank of America Corp.	44,322	1,045,556
Citigroup Inc.	9,430	564,103
Citizens Financial Group Inc.	3,040	105,032
Fifth Third Bancorp	14,326	363,880
First Horizon National Corp.	910	16,835
JPMorgan Chase & Co.	7,294	640,705
PNC Financial Services Group Inc.	3,192	383,806
Regions Financial Corp.	17,090	248,318
SunTrust Banks Inc.	2,930	162,029
Synovus Financial Corp.	3,391	139,099
U.S. Bancorp	6,670	343,505
Total Banks		4,012,868

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2017

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Capital Markets — 6.7%
Ameriprise Financial Inc.	5,297	$686,915
Bank of New York Mellon Corp.	6,290	297,077
E*TRADE Financial Corp.	5,167	180,277	*
FactSet Research Systems Inc.	230	37,929
Goldman Sachs Group Inc.	2,370	544,436
Invesco Ltd.	1,850	56,666
Lazard Ltd., Class A Shares	500	22,995
Morgan Stanley	17,604	754,155
State Street Corp.	3,017	240,183
Total Capital Markets		2,820,633
Consumer Finance — 6.9%
American Express Co.	21,596	1,708,460
Capital One Financial Corp.	3,050	264,313
Discover Financial Services	11,801	807,070
Navient Corp.	11,158	164,692
Total Consumer Finance		2,944,535
Insurance — 5.1%
Aon PLC	3,072	364,615
Assurant Inc.	1,596	152,689
Assured Guaranty Ltd.	1,798	66,724
Axis Capital Holdings Ltd.	330	22,120
Primerica Inc.	629	51,704
RenaissanceRe Holdings Ltd.	938	135,682
Travelers Cos. Inc.	9,104	1,097,396
Unum Group	5,753	269,758
Total Insurance		2,160,688
Total Financials		11,938,724
Health Care — 8.7%
Biotechnology — 3.2%
Gilead Sciences Inc.	20,002	1,358,536
Health Care Equipment & Supplies — 1.7%
Baxter International Inc.	13,913	721,528
Health Care Providers & Services — 3.8%
DaVita Inc.	2,764	187,869	*
Express Scripts Holding Co.	14,860	979,423	*
McKesson Corp.	1,260	186,808
Quest Diagnostics Inc.	2,612	256,472
Total Health Care Providers & Services		1,610,572
Total Health Care		3,690,636

See Notes to Financial Statements.

6	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Industrials — 20.8%
Aerospace & Defense — 11.0%
Boeing Co.	8,545	$1,511,269
Curtiss-Wright Corp.	384	35,044
General Dynamics Corp.	1,800	336,960
Lockheed Martin Corp.	3,135	838,926
Northrop Grumman Corp.	3,638	865,262
Spirit AeroSystems Holdings Inc., Class A Shares	1,841	106,631
United Technologies Corp.	8,335	935,270
Total Aerospace & Defense		4,629,362
Air Freight & Logistics — 0.1%
Expeditors International of Washington Inc.	837	47,282
Airlines — 2.6%
American Airlines Group Inc.	3,040	128,592
Delta Air Lines Inc.	14,751	677,956
United Continental Holdings Inc.	3,906	275,920	*
Total Airlines		1,082,468
Electrical Equipment — 0.3%
Rockwell Automation Inc.	896	139,516
Machinery — 2.8%
Cummins Inc.	3,032	458,438
Deere & Co.	3,122	339,861
Lincoln Electric Holdings Inc.	859	74,613
Nordson Corp.	729	89,550
Parker Hannifin Corp.	586	93,948
Wabtec Corp.	1,677	130,806
Total Machinery		1,187,216
Professional Services — 0.4%
Manpowergroup Inc.	1,725	176,933
Road & Rail — 2.2%
Norfolk Southern Corp.	3,489	390,663
Union Pacific Corp.	5,140	544,429
Total Road & Rail		935,092
Trading Companies & Distributors — 1.4%
United Rentals Inc.	2,163	270,483	*
W. W. Grainger Inc.	1,385	322,373
Total Trading Companies & Distributors		592,856
Total Industrials		8,790,725

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2017

Legg Mason BW Dynamic Large Cap Value Fund

Security	Shares	Value
Information Technology — 10.1%
Electronic Equipment, Instruments & Components — 1.9%
CDW Corp.	2,887	$166,609
Corning Inc.	22,673	612,171
Total Electronic Equipment, Instruments & Components		778,780
Internet Software & Services — 0.5%
eBay Inc.	6,640	222,905	*
IT Services — 0.9%
Computer Sciences Corp.	1,671	115,316
Teradata Corp.	1,569	48,827	*
Western Union Co.	11,180	227,513
Total IT Services		391,656
Semiconductors & Semiconductor Equipment — 2.0%
Applied Materials Inc.	21,964	854,399
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	8,414	1,208,755
Hewlett Packard Enterprise Co.	31,517	746,953
NCR Corp.	106	4,842	*
Xerox Corp.	6,140	45,068
Total Technology Hardware, Storage & Peripherals		2,005,618
Total Information Technology		4,253,358
Materials — 5.5%
Chemicals — 3.7%
Albemarle Corp.	2,353	248,571
Celanese Corp., Series A Shares	550	49,418
Huntsman Corp.	3,349	82,184
LyondellBasell Industries NV, Class A Shares	12,933	1,179,360
Total Chemicals		1,559,533
Containers & Packaging — 1.8%
Avery Dennison Corp.	1,753	141,292
International Paper Co.	8,567	435,032
Packaging Corp. of America	2,142	196,250
Total Containers & Packaging		772,574
Total Materials		2,332,107
Total Common Stocks (Cost — $38,370,503)		41,813,153
Investments in Underlying Funds — 0.2%
iShares Trust — iShares Russell 1000 Value Index Fund (Cost — $101,554)	940	108,044
Total Investments before Short-Term Investments (Cost — $38,472,057)		41,921,197

See Notes to Financial Statements.

8	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

Legg Mason BW Dynamic Large Cap Value Fund

Security	Rate	Shares	Value
Short-Term Investments — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $371,910)	0.634%	371,910	$371,910
Total Investments — 99.9% (Cost — $38,843,967#)			42,293,107
Other Assets in Excess of Liabilities — 0.1%			24,551
Total Net Assets — 100.0%			$42,317,658

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2017

Assets:
Investments, at value (Cost — $38,843,967)	$42,293,107
Dividends and interest receivable	33,423
Receivable for Fund shares sold	3,494
Prepaid expenses	39,890
Total Assets	42,369,914

Liabilities:
Investment management fee payable	6,034
Service and/or distribution fees payable	1,629
Trustees’ fees payable	203
Accrued expenses	44,390
Total Liabilities	52,256
Total Net Assets	$42,317,658

Net Assets:
Par value (Note 7)	$40
Paid-in capital in excess of par value	39,307,117
Undistributed net investment income	143,948
Accumulated net realized loss on investments	(582,587)
Net unrealized appreciation on investments	3,449,140
Total Net Assets	$42,317,658

Net Assets:
Class A	$4,883,879
Class C	$686,727
Class R	$11,447
Class I	$1,234,976
Class IS	$35,500,629

Shares Outstanding:
Class A	457,719
Class C	64,844
Class R	1,071
Class I	115,546
Class IS	3,321,400

Net Asset Value:
Class A (and redemption price)	$10.67
Class C*	$10.59
Class R (and redemption price)	$10.69
Class I (and redemption price)	$10.69
Class IS (and redemption price)	$10.69
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$11.32

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2017

Investment Income:
Dividends	$466,836
Interest	900
Less: Foreign taxes withheld	(71)
Total Investment Income	467,665

Expenses:
Investment management fee (Note 2)	113,094
Registration fees	33,270
Audit and tax fees	17,051
Legal fees	11,873
Service and/or distribution fees (Notes 2 and 5)	9,860
Fund accounting fees	9,766
Shareholder reports	9,409
Transfer agent fees (Note 5)	5,270
Custody fees	2,562
Trustees’ fees	2,084
Insurance	487
Miscellaneous expenses	3,805
Total Expenses	218,531
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(70,584)
Net Expenses	147,947
Net Investment Income	319,718

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	890,675
Change in Net Unrealized Appreciation (Depreciation) From Investments	1,928,614
Net Gain on Investments	2,819,289
Increase in Net Assets From Operations	$3,139,007

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	11

Statements of changes in net assets

For the Six Months Ended March 31, 2017 (unaudited) and the Year Ended September 30, 2016	2017	2016

Operations:
Net investment income	$319,718	$487,332
Net realized gain (loss)	890,675	(1,379,008)
Change in net unrealized appreciation (depreciation)	1,928,614	2,696,736
Increase in Net Assets From Operations	3,139,007	1,805,060

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(560,000)	(325,001)
Net realized gains	—	(448,334)
Decrease in Net Assets From Distributions to Shareholders	(560,000)	(773,335)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,245,193	23,940,628
Reinvestment of distributions	554,772	760,858
Cost of shares repurchased	(2,178,359)	(7,377,670)
Increase in Net Assets From Fund Share Transactions	4,621,606	17,323,816
Increase in Net Assets	7,200,613	18,355,541

Net Assets:
Beginning of period	35,117,045	16,761,504
End of period*	$42,317,658	$35,117,045
*Includes undistributed net investment income of:	$143,948	$384,230

See Notes to Financial Statements.

12	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015[3]

Net asset value, beginning of period	$10.04	$9.50	$10.00

Income (loss) from operations:
Net investment income	0.06	0.14	0.11
Net realized and unrealized gain (loss)	0.69	0.69	(0.57)
Total income (loss) from operations	0.75	0.83	(0.46)

Less distributions from:
Net investment income	(0.12)	(0.10)	(0.04)
Net realized gains	—	(0.19)	—
Total distributions	(0.12)	(0.29)	(0.04)

Net asset value, end of period	$10.67	$10.04	$9.50
Total return[4]	7.52%	8.87%	(4.67)%

Net assets, end of period (000s)	$4,884	$4,424	$362

Ratios to average net assets:
Gross expenses	1.38%[5]	1.44%	2.58%[5]
Net expenses[6,7]	1.04 [5]	1.00	1.02 [5]
Net investment income	1.20 [5]	1.40	1.16 [5]

Portfolio turnover rate	57%	112%	110%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015[3]

Net asset value, beginning of period	$9.92	$9.44	$10.00

Income (loss) from operations:
Net investment income	0.02	0.07	0.05
Net realized and unrealized gain (loss)	0.68	0.69	(0.59)
Total income (loss) from operations	0.70	0.76	(0.54)

Less distributions from:
Net investment income	(0.03)	(0.09)	(0.02)
Net realized gains	—	(0.19)	—
Total distributions	(0.03)	(0.28)	(0.02)

Net asset value, end of period	$10.59	$9.92	$9.44
Total return[4]	7.06%	8.12%	(5.38)%

Net assets, end of period (000s)	$687	$784	$361

Ratios to average net assets:
Gross expenses	2.09%[5]	2.22%	3.14%[5]
Net expenses[6,7]	1.76 [5]	1.78	1.83 [5]
Net investment income	0.47 [5]	0.70	0.54 [5]

Portfolio turnover rate	57%	112%	110%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2017[2]	2016	2015[3]

Net asset value, beginning of period	$10.03	$9.47	$10.00

Income (loss) from operations:
Net investment income	0.05	0.11	0.09
Net realized and unrealized gain (loss)	0.68	0.70	(0.59)
Total income (loss) from operations	0.73	0.81	(0.50)

Less distributions from:
Net investment income	(0.07)	(0.06)	(0.03)
Net realized gains	—	(0.19)	—
Total distributions	(0.07)	(0.25)	(0.03)

Net asset value, end of period	$10.69	$10.03	$9.47
Total return[4]	7.32%	8.60%	(5.02)%

Net assets, end of period (000s)	$11	$10	$10

Ratios to average net assets:
Gross expenses	1.93%[5]	1.89%	2.78%[5]
Net expenses[6,7]	1.35 [5]	1.35	1.20 [5]
Net investment income	0.91 [5]	1.11	0.92 [5]

Portfolio turnover rate	57%	112%	110%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015[3]

Net asset value, beginning of period	$10.05	$9.51	$10.00

Income (loss) from operations:
Net investment income	0.08	0.17	0.15
Net realized and unrealized gain (loss)	0.70	0.68	(0.60)
Total income (loss) from operations	0.78	0.85	(0.45)

Less distributions from:
Net investment income	(0.14)	(0.12)	(0.04)
Net realized gains	—	(0.19)	—
Total distributions	(0.14)	(0.31)	(0.04)

Net asset value, end of period	$10.69	$10.05	$9.51
Total return[4]	7.72%	9.10%	(4.54)%

Net assets, end of period (000s)	$1,235	$1,187	$748

Ratios to average net assets:
Gross expenses	1.07%[5]	1.19%	2.02%[5]
Net expenses[6,7]	0.74 [5]	0.73	0.73 [5]
Net investment income	1.52 [5]	1.73	1.73 [5]

Portfolio turnover rate	57%	112%	110%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period November 3, 2014 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015[3]

Net asset value, beginning of period	$10.06	$9.50	$10.00

Income (loss) from operations:
Net investment income	0.09	0.17	0.14
Net realized and unrealized gain (loss)	0.68	0.70	(0.60)
Total income (loss) from operations	0.77	0.87	(0.46)

Less distributions from:
Net investment income	(0.14)	(0.12)	(0.04)
Net realized gains	—	(0.19)	—
Total distributions	(0.14)	(0.31)	(0.04)

Net asset value, end of period	$10.69	$10.06	$9.50
Total return[4]	7.70%	9.34%	(4.60)%

Net assets, end of period (000s)	$35,501	$28,712	$15,281

Ratios to average net assets:
Gross expenses	0.99%[5]	1.10%	2.26%[5]
Net expenses[6,7]	0.65 [5]	0.65	0.65 [5]
Net investment income	1.63 [5]	1.80	1.53 [5]

Portfolio turnover rate	57%	112%	110%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2017 (unaudited).

[3]	For the period October 31, 2014 (inception date) to September 30, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Dynamic Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

18	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$41,813,153	—	—	$41,813,153
Investments in underlying funds	108,044	—	—	108,044
Total long-term investments	$41,921,197	—	—	$41,921,197
Short-term investments†	371,910	—	—	371,910
Total investments	$42,293,107	—	—	$42,293,107

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

20	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. LMPFA pays Brandywine Global monthly 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.10%, 1.85%, 1.35%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Trustees’ consent.

During the six months ended March 31, 2017, fees waived and/or expenses reimbursed amounted to $70,584.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Pursuant to these arrangements, at March 31, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2018	$2,725	$1,116	$148	$1,386	$260,762
Expires September 30, 2019	7,737	2,820	54	4,852	109,435
Expires September 30, 2020	8,288	1,229	32	2,032	59,003
Total fee waivers/expense reimbursements subject to recapture	$18,750	$5,165	$234	$8,270	$429,200

For the six months ended March 31, 2017, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2017, LMIS and its affiliates retained sales charges of $902 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2017, there were no CDSCs paid to LMIS and its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$27,535,890
Sales	23,224,577

22	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$4,521,592
Gross unrealized depreciation	(1,072,452)
Net unrealized appreciation	$3,449,140

4. Derivative instruments and hedging activities

During the six months ended March 31, 2017, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$6,134	$3,477
Class C	3,699	386
Class R	27	26
Class I	—	514
Class IS	—	867
Total	$9,860	$5,270

For the six months ended March 31, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,288
Class C	1,229
Class R	32
Class I	2,032
Class IS	59,003
Total	$70,584

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended March 31, 2017	Year Ended September 30, 2016
Net Investment Income:
Class A	$67,575	$5,512
Class C	2,182	5,057
Class R	76	58
Class I	15,835	11,838
Class IS	474,332	302,536
Total	$560,000	$325,001

Net Realized Gains:
Class A	—	$9,815
Class C	—	10,208
Class R	—	191
Class I	—	17,970
Class IS	—	410,150
Total	—	$448,334

7. Shares of beneficial interest

At March 31, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2017			Year Ended September 30, 2016
	Shares		Amount	Shares	Amount
Class A
Shares sold	123,075		$1,298,813	451,357	$4,380,854
Shares issued on reinvestment	6,356		67,562	1,570	15,327
Shares repurchased	(112,224)		(1,185,041)	(50,567)	(479,166)
Net increase	17,207		$181,334	402,360	$3,917,015

Class C
Shares sold	1,218		$13,115	39,717	$377,725
Shares issued on reinvestment	163		1,724	1,360	13,202
Shares repurchased	(15,576)		(160,177)	(244)	(2,413)
Net increase (decrease)	(14,195)		$(145,338)	40,833	$388,514

Class R
Shares sold	36		$384	—	—
Shares issued on reinvestment	7		76	25	$249
Shares repurchased	—	[1]	(6)	—	—
Net increase	43		$454	25	$249

24	Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class I
Shares sold	12,734	$134,460	54,645	$524,392
Shares issued on reinvestment	1,488	15,835	3,055	29,808
Shares repurchased	(16,743)	(175,552)	(18,273)	(173,377)
Net increase (decrease)	(2,521)	$(25,257)	39,427	$380,823

Class IS
Shares sold	484,799	$4,798,421	1,909,725	$18,657,657
Shares issued on reinvestment	44,133	469,575	72,059	702,272
Shares repurchased	(62,375)	(657,583)	(734,828)	(6,722,714)
Net increase	466,557	$4,610,413	1,246,956	$12,637,215

[1]	Represents less than 1 share

8. Deferred capital losses

As of September 30, 2016, the Fund had deferred capital losses of $907,160, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Legg Mason BW Dynamic Large Cap Value Fund 2017 Semi-Annual Report	25

Board approval of management and subadvisory agreements (unaudited)

At its November 2016 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Brandywine Global Investment Management, LLC (the “Subadviser”). (The Management and Subadvisory Agreements are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on October 13, 2016, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed and evaluated the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2016 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 2, 2016.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management Agreement and Subadvisory Agreement, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services.

26	Legg Mason BW Dynamic Large Cap Value Fund

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, the policies regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund (which included the performance of the Fund’s predecessor, which transferred its assets to the Fund on October 31, 2014) and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its Performance Universe and benchmark, as well as other performance measures, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that, although the Fund’s Class IS Shares underperformed for the one-year period ended June 30, 2016 (fifth quintile), the Fund’s Class IS Shares had favorable performance for the three- and five-year periods ended June 30, 2016, placing it in the second and first quintiles, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and subadvisory services provided by the Manager and the Subadviser, respectively. The Board reviewed the subadvisory fee, noting that the Manager, and not the Fund, pays the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which reduced the management fee owed to the Manager under the Management Agreement to zero) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the

Legg Mason BW Dynamic Large Cap Value Fund	27

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including any subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that the Contractual and Actual Management Fees were lower than median (first quintile) and that actual expense ratios for the Class IS Shares were lower than the Broadridge expense group median (first quintile) and average and were lower than the expense universe median. The Board also reviewed the expense ratios for each class of shares of the Fund.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2016 and 2015, which corresponds to Legg Mason’s fiscal year end. The Board also received a report by an independent consultant regarding its assessment of the methodologies used by Legg Mason for its profitability study. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown and whether the Fund has appropriately benefited from any economies of scale. Among other information, the Board reviewed management fee reductions due to waivers during the Manager’s 2015 and 2016 fiscal years. Given the current asset size of the Fund and the complex, as well as the waivers, the Board concluded that although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

28	Legg Mason BW Dynamic Large Cap Value Fund

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

Legg Mason BW Dynamic Large Cap Value Fund	29

Legg Mason BW

Dynamic Large Cap Value Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason BW Dynamic Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason BW Dynamic Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason BW Dynamic Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before you invest.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

BWXX117450 5/17 SR17-3056

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 25, 2017